Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income for the year	$ (22,561,132)	$ 1,913,451	$ 19,554,198
Less: Net loss from discontinued operations	(13,923,516)
Net (loss)/ income from continuing operations	(8,637,616)	1,913,451	19,554,198
Adjustments to reconcile net (loss)/ income from continuing operations to net cash provided by operating activities of continuing operations:
Depreciation	47,067	39,874	12,828
Amortization of intangible asset	29,400	20,672
Share of loss from joint venture	227,221	859,400
Noncash loss on inventories		91,243
Noncash lease expense	10,680,499	9,398,851	6,981,148
Gain on disposal of subsidiary	(61,130)
Fair value of the earnout shares to be issued	3,917,767
Stock-based compensation	4,962,819
Changes in assets and liabilities:
Receivables/payables from/to related parties	4,005,687	2,890,393	1,430,036
Payables to vessel owners	10,234,458	177,560	(6,112,140)
Guarantees	(5,578)	(7,472)	30,611
Other receivables	(905,306)	(334,977)	17,556
Inventories	609,715	499,513	(1,202,921)
Prepayments and other current assets	(940,700)	1,098,870	881,829
Accounts receivable, net	(1,239,750)
Accounts payable and accrued expenses	2,495,052	(10,307)	683,717
Payables to sharing partner and assignee	(371,009)	136,790	(54,566)
Payables to assignee, related party	(60,892)	56,059	4,833
Deferred revenue	(1,078,800)	(693,408)	(3,221,483)
Operating lease liabilities	(10,703,284)	(9,377,209)	(6,981,148)
Net cash provided by operating activities of continuing operations	13,205,620	6,759,303	12,024,498
Cash flows from investing activities of continuing operations
Disposal of cash due to sale of subsidiary	(5,092,943)
Proceeds from disposal of subsidiary	10,000
Payments for additions of property and equipment	(930)	(268,438)	(9,053)
Loan to the Non-consolidated pool subsidiaries		(930,000)
Return of loan to the Non-consolidated pool subsidiaries	930,000
Advances for vessel acquisition	(2,525,000)
Contributions to joint venture		(2,428,973)
Return of contributions from the joint venture	1,500,000
Advances to the joint venture	(157,648)
Cash consideration in business acquisition (Note 14)		(400,000)
Net cash used in investing activities of continuing operations	(5,336,521)	(4,027,411)	(9,053)
Cash flows from financing activities of continuing operations
Principal payments attributable to the acquisition installments payable	(193,641)	(122,951)
Proceeds from equity offering	279,347
Stock issuance costs	(279,347)
Repayments to sharing partner	(972,089)
Proceeds from assignee			623,215
Repayments to assignee		(623,215)
Repayments to assignee, related party		(779,019)
Proceeds from shareholder			5,239,219
Dividends paid	(8,000,000)		(25,000,000)
Net cash used in financing activities of continuing operations	(9,165,730)	(1,525,185)	(18,358,547)
Net (decrease)/ increase in cash and cash equivalents from continuing operations	(1,296,631)	1,206,707	(6,343,102)
Cashflows from discontinued operations
Operating activities	(883,550)	(0)	(0)
Investing activities	883,550	0	0
Net change in cash and cash equivalents from discontinued operations	0	0	0
Net (decrease)/ increase in cash and cash equivalents	(1,296,631)	1,206,707	(6,343,102)
Effect of exchange rate changes on cash and cash equivalents	(84,338)	(108,416)	66,109
Net (decrease)/increase in cash and cash equivalents	(1,380,969)	1,098,291	(6,276,993)
Cash and cash equivalents at the beginning of the year	20,029,506	18,931,215	25,208,208
Cash and cash equivalents at the end of the year	18,648,537	20,029,506	18,931,215
Supplemental cash flow information
Cash paid for interest	352,097	1,717,263	1,423,179
Non cash investing and financing activities
Acquisition of business		(347,656)
Disposal of discontinued operations' business	351,991
Payable to Assignee A
Cash flows from financing activities of continuing operations
Proceeds from assignee, related party			$ 779,019
Repayments to assignee, related party		(779,019)
Supplemental cash flow information
Cash paid for interest	$ 60,892	$ 21,058